TERRY M. SCHPOK, P.C.
(214) 969-2870 / Fax: (214) 969-4343
tschpok@akingump.com
April 20, 2007
Securities and Exchange Commission
100 F Street, N.E.
Mail Stop 3561
Washing, D.C. 20549-3561
Attn: Mr. Max A. Webb

Re:	Cinemark Holdings, Inc. (the “Company”)
Registration Statement on Form S-1
Filed February 1, 2007
File No. 333-140390
Dear Mr. Webb:
On behalf of Cinemark Holdings, Inc., a Delaware corporation (the “Company”), we enclose for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the applicable rules and regulations under the Securities Act, Amendment No. 5 (the “Amendment”) to the Registration Statement on Form S-1, File No. 333-140390, filed on February 1, 2007 (the “Registration Statement”).
The Registration Statement has been amended solely to file Exhibits 10.10(a), 10.10(b), 10.10(c), 10.10(e), 10.11(a), 10.11(b), 10.11(e), 10.12(a), 10.12(b), 10.12(c), 10.12(e), 10.13(a), 10.13(b), 10.13(e), 10.14(a), 10.14(b), 10.14(e), 10.15(a), 10.15(b), 10.15(e), 10.16(a), 10.16(b), 10.16(c), 10.16(e), 10.17(a), 10.17(b), 10.17(e), 10.18(a), 10.18(c), 10.18(d), 10.18(f), 10.19(a), 10.19(b), 10.19(c), 10.19(d), 10.19(e), 10.20(a), 10.20(b), 10.20(d), 10.20(e), 10.21(a), 10.21(b), 10.21(c), 10.21(e), 10.22(a), 10.22(b), 10.22(d), 10.22(e), 10.23(a), 10.23(b), 10.23(e), 10.24(a), 10.24(b), 10.24(c), 10.24(e), 10.25(a), 10.25(d), 10.26(a), 10.26(d), 10.27(a), 10.28(a), 10.28(d), 10.29(a), 10.29(d), 10.30(a), 10.30(b), 10.30(c), 10.31(a), 10.31(b), 10.31(c), 10.31(e), 10.32(a), 10.32(b), 10.32(d), 10.33(a), 10.33(c), 10.33(f), 10.34(a), 10.34(b), 10.34(c), 10.34(e), 10.35(a), 10.35(d), 10.36(a), 10.36(b), and 10.36(f).
The exhibits listed in this letter are being filed in their entirety in unredacted form and are intended to replace the redacted exhibits filed previously in Amendment No. 3 to the Registration Statement on Form S-1 under the same exhibit numbers.

Please call the undersigned at (214) 969-2870 if you have any questions.

AKIN GUMP STRAUSS HAUER & FELD LLP

By:	Terry M. Schpok, P.C., Partner

	By:	/s/ Terry M. Schpok

Terry M. Schpok, President